Income Taxes (Tax Pool Amounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Canada [Member]
Tax Pools [Line Items]
Tax Pools / Tax Basis	2,188
Operating Loss Carryforwards	58
Canada [Member] | Capital Loss Carryforward [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	1
United States [Member]
Tax Pools [Line Items]
Tax Pools / Tax Basis	6,769
Operating Loss Carryforwards	1,306
United States [Member] | Alternative Minimum Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	34
United States [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	9
United States [Member] | Foreign Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Gross Amount	159
Maximum [Member] | Canada [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2034
Maximum [Member] | United States [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2034
Maximum [Member] | United States [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2019
Maximum [Member] | United States [Member] | Foreign Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2024
Minimum [Member] | Canada [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2027
Minimum [Member] | United States [Member]
Tax Pools [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2031
Minimum [Member] | United States [Member] | Charitable Donations [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2018
Minimum [Member] | United States [Member] | Foreign Tax Credits [Member]
Tax Pools [Line Items]
Other Tax Carryforward, Expiration Dates	Dec. 31, 2021